EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on April 24, 2014 (Accession No. 0001193125-14-156250), to the Prospectus dated November 4, 2013, for the db X-trackers Harvest CSI 300 China A-Shares Fund, a series of DBX ETF Trust.